RULE 24F-2 NOTICE FOR TEMPLETON FUNDS, INC.

                                FILE NO. 2-60067

         I. This Notice is filed on behalf of Templeton Funds, Inc. (the "Company") for the fiscal year ended August 31, 1995.

         II.      None.

         III.     None.

         IV. The Company sold 26,740,660 shares of the Templeton World Fund series of its common stock and 300,849,243 shares of the Templeton Foreign Fund series of its common stock during the fiscal year.

         V. The Company sold an aggregate of 327,589,903 shares during the fiscal year ended August 31, 1995 in reliance upon its registration of an indefinite amount of shares pursuant to Rule 24f-2 for an actual aggregate sales price of $3,198,576,180. During that period, the Company redeemed an aggregate of 134,240,983 shares for an aggregate amount of $1,417,344,262. Because this Notice is being filed within 60 days of the end of the Company's fiscal year, the Company's filing fee of $614,217.90 is based upon the net sales amount of $1,781,231,918.1

         An opinion of counsel stating that the shares sold during the fiscal year ended August 31, 1995 were legally issued, fully paid and non-assessable accompanies this Notice.


                                             /s/ JAMES R. BAIO
                                             Templeton Funds, Inc.
                                             James R. Baio, Treasurer*


October 24, 1995
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                  1        $3,198,576,180 - $1,417,344,262 = $1,781,231,918

         $1,781,231,918 X (1/29 X 1%) = $614,217.90